Product and Geographic Sales Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue
Number of operating segment | item			1
Number of reportable segment | item			1
Total revenues, gross	$ 242,474	$ 234,189	$ 974,783	$ 971,620	$ 967,307
Deferred revenues adjustment			(438)	(3,152)	(49,673)
Revenues	$ 240,592	$ 234,025	974,345	968,468	917,634
Non-current assets other than financial instruments and deferred tax assets			$ 3,193,359	3,284,993
Revenue
Disaggregation of Revenue
Concentration Risk, Percentage			5.00%
Life Sciences Product Line
Disaggregation of Revenue
Total revenues, gross			$ 167,243	165,920	165,995
Science Group
Disaggregation of Revenue
Total revenues, gross			547,542	527,877	518,990
Web of Science Product Line
Disaggregation of Revenue
Total revenues, gross			380,299	361,957	352,995
Derwent Product Line
Disaggregation of Revenue
Total revenues, gross			181,949	179,321	176,201
MarkMonitor Product Line
Disaggregation of Revenue
Total revenues, gross			122,841	122,947	120,408
CompuMark Product Line
Disaggregation of Revenue
Total revenues, gross			122,451	121,025	119,854
Intellectual Property Group
Disaggregation of Revenue
Total revenues, gross			427,241	423,293	416,463
IP Management (IPM) Product Line
Disaggregation of Revenue
Total revenues, gross			0	20,450	31,854
Americas
Disaggregation of Revenue
Total revenues, gross			463,041	475,897	476,729
Non-current assets other than financial instruments and deferred tax assets			992,469	1,037,852
Europe
Disaggregation of Revenue
Total revenues, gross			278,738	273,744	273,706
Non-current assets other than financial instruments and deferred tax assets			2,099,777	2,145,950
APAC
Disaggregation of Revenue
Total revenues, gross			233,004	221,979	$ 216,872
Non-current assets other than financial instruments and deferred tax assets			$ 101,113	$ 101,191
U.S. | Revenue
Disaggregation of Revenue
Concentration Risk, Percentage			43.00%	37.00%	42.00%
One Customer | Revenue | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage			1.00%	1.00%	1.00%
Ten Customers | Revenue | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage			5.00%	6.00%	7.00%